INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets	$ 222	$ 70
Deferred tax liabilities	(2,053)	(1,930)
Net deferred income tax liabilities	(1,831)	(1,860)
Tax losses carried forward
Deferred income tax assets	1,399	1,855
Provision for reclamation and remediation
Deferred income tax assets	262	281
Withholding tax liability
Deferred tax liabilities	(2,053)	(1,677)
Property, plant and equipment
Deferred tax liabilities	(1,754)	(2,576)
Prepaid expenses
Deferred tax liabilities	(28)	(18)
Other deductible temporary differences
Deferred income tax assets	$ 343	$ 275